Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract] [Standard Label]
Adjustment original value	$ 3,188,367
Depreciation expense	2,369,417	$ 2,445,485	$ 3,038,131
Impairment of property, plant and equipment			$ 57,117